B2 Net sales (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Summary of Net Sales

Net sales
	2021	2020	2019
Hardware	106,399	96,294	86,130
Software	45,798	49,892	48,036
Services	80,117	86,204	93,050
Net sales	232,314	232,390	227,216
Of which IPR licensing revenues	8,134	9,975	9,631
Of which export sales from Sweden	140,898	132,269	120,822